UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21698

            GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

(Exact name of registrant as specified in charter)

One Corporate Center

                                Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

First Quarter Report — March 31, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) was (5.4%), compared with total returns of 4.8% and (18.0%) for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 1.1%. The Fund’s NAV per share was $12.20, while the price of the publicly traded shares closed at $12.58 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (03/31/05)
	Quarter	1 Year	3 Year	5 Year
GAMCO Global Gold, Natural Resources & Income Trust by Gabelli
NAV Total Return (b)	(5.38)%	(6.68)%	2.17%	(6.31)%	4.10%
Investment Total Return (c)	1.13	(12.48)	(0.52)	(3.91)	3.73
CBOE S&P 500 Buy/Write Index	4.82	5.03	6.88	2.81	4.21
Barclays Government/Credit Bond Index	(0.14)	4.50	6.04	5.45	5.46
Amex Energy Select Sector Index	11.66	12.93	13.47	3.36	9.86
Philadelphia Gold & Silver Index	(18.02)	(22.63)	(6.35)	(5.14)	4.74
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.0%
	Energy and Energy Services — 42.2%
355,000	Anadarko Petroleum Corp.(a)	$31,044,750
344,500	Apache Corp.(a)	26,581,620
686,325	Baker Hughes Inc.(a)	31,852,343
840,000	BG Group plc	14,409,922
585,000	BP plc, ADR(a)	24,774,750
637,500	Canadian Natural Resources Ltd.	20,482,875
500,000	Canadian Oil Sands Ltd.	10,306,640
300,000	Cheniere Energy Inc.†	8,400,000
300,000	Chesapeake Energy Corp.	6,123,000
390,000	Cobalt International Energy Inc.†(a)	10,998,000
307,692	Comanche Energy Inc.†(b)(c)(d)	0
70,000	Concho Resources Inc.†	6,820,100
455,000	Devon Energy Corp.(a)	25,671,100
95,000	EOG Resources Inc.	12,166,650
435,000	Halliburton Co.(a)	17,578,350
330,000	Hess Corp.	23,631,300
529,600	Nabors Industries Ltd.(a)	8,590,112
350,000	National Oilwell Varco Inc.	24,762,500
150,000	Newfield Exploration Co.†	3,363,000
400,000	Noble Corp.	15,260,000
110,000	Noble Energy Inc.	12,722,600
170,000	Occidental Petroleum Corp.	13,322,900
507,000	Petroleo Brasileiro SA, ADR(a)	8,400,990
100,000	Phillips 66	6,997,000
450,000	QEP Resources Inc.	14,328,000
150,000	Range Resources Corp.	12,156,000
168,000	Royal Dutch Shell plc, Cl. A	5,434,672
280,000	Schlumberger Ltd.	20,969,200
100,000	SM Energy Co.	5,922,000
200,000	Southwestern Energy Co.†	7,452,000
400,000	Spectra Energy Corp.	12,300,000
739,500	Suncor Energy Inc.(a)	22,192,395
1,500,000	Talisman Energy Inc.	18,375,000
120,000	Technip SA	12,302,723
350,000	The Williams Companies Inc.	13,111,000
510,000	Total SA, ADR	24,469,800
221,800	Transocean Ltd.†(a)	11,524,728
300,000	Tullow Oil plc	5,611,355
1,235,500	Weatherford International Ltd.†(a)	14,998,970
200,000	Western Refining Inc.	7,082,000
173,900	Whiting Petroleum Corp.†	8,841,076

		581,331,421

	Metals and Mining — 43.8%
620,000	Agnico-Eagle Mines Ltd.(a)	25,444,800
600,000	Alacer Gold Corp.†	2,421,617
160,000	Allied Nevada Gold Corp.†(a)	2,633,600
393,000	Anglo American plc	10,103,721
1,053,500	AngloGold Ashanti Ltd., ADR(a)	24,809,925
700,000	Antofagasta plc	10,466,020
1,630,000	Barrick Gold Corp.(a)	47,922,000

Shares		Market Value
160,000	BHP Billiton Ltd., ADR	$10,948,800
1,070,000	Centamin plc†	811,045
300,000	Compania de Minas Buenaventura SA, ADR	7,788,000
859,105	Comstock Mining Inc.†	1,726,801
250,000	Detour Gold Corp.†	4,806,320
1,100,000	Duluth Metals Ltd.†	2,100,704
3,100,000	Eldorado Gold Corp.(a)	29,631,343
407,400	Franco-Nevada Corp.	18,596,386
62,500	Franco-Nevada Corp.(d)	2,852,906
754,400	Freeport-McMoRan Copper & Gold Inc.(a)	24,970,640
538,500	Fresnillo plc	11,095,166
2,858,400	Gold Fields Ltd., ADR(a)	22,152,600
100,000	Gold Resource Corp.	1,303,000
1,200,000	Goldcorp Inc.(a)	40,356,000
1,321,600	Harmony Gold Mining Co. Ltd., ADR(a)	8,471,456
1,768,800	Hochschild Mining plc	7,361,379
195,000	Hummingbird Resources plc†	151,110
300,000	Iluka Resources Ltd.	2,920,414
2,115,500	Kinross Gold Corp., New York(a)	16,775,915
3,592	Kinross Gold Corp., Toronto(a)	28,429
635,000	Kirkland Lake Gold Inc.†	3,362,997
250,600	Lundin Mining Corp., OTC†(a)	1,087,604
1,400,000	Lundin Mining Corp., Toronto†(a)	6,119,014
375,000	Medusa Mining Ltd.	1,678,848
1,576,725	Newcrest Mining Ltd.(c)	33,111,225
824,500	Newmont Mining Corp.(a)	34,538,305
1,706,600	Osisko Mining Corp.†	10,130,234
511	PanAust Ltd.	1,320
211,300	Peabody Energy Corp.(a)	4,468,995
850,000	Perseus Mining Ltd.†(e)	1,614,904
488,000	Randgold Resources Ltd., ADR(a)	41,958,240
385,129	Red 5 Ltd.†	316,771
948,400	Red 5 Ltd., ASE†	780,064
466,000	Rio Tinto plc, ADR(a)	21,939,280
2,800,000	Romarco Minerals Inc.†	2,260,176
455,077	Royal Gold Inc.	32,324,119
5,000,000	Saracen Mineral Holdings Ltd.†	1,483,633
500,000	SEMAFO Inc.	1,250,184
714,600	Sibanye Gold Ltd., ADR†(a)	4,037,490
1,060,000	Silver Lake Resources Ltd.†	2,328,627
120,000	Tahoe Resources Inc.†	2,110,942
640,581	Turquoise Hill Resources Ltd.†	4,074,095
484,097	Vale SA, ADR(a)	8,370,037
108,475	Vale SA, Cl. P, ADR	1,793,092
207,000	Witwatersrand Consolidated Gold Resources Ltd.†	202,604
1,008,305	Xstrata plc	16,362,573
1,750,000	Yamana Gold Inc.(a)	26,862,500

		603,217,970

	TOTAL COMMON STOCKS	1,184,549,391

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares			Maket Value
		RIGHTS — 0.0%
		Energy and Energy Services — 0.0%
3,800		CVR Energy Inc., expire 08/19/13†(c)	$190

		WARRANTS — 0.0%
		Energy and Energy Services — 0.0%
34,091		Comanche Energy Inc., Cl. A, expire 06/18/13†(b)(c)(d)	0
36,197		Comanche Energy Inc., Cl. B, expire 06/18/13†(b)(c)(d)	0
82,965		Comanche Energy Inc., Cl. C, expire 06/18/13†(b)(c)(d)	0

			0

		Metals and Mining — 0.0%
66,667		Duluth Metals Ltd., expire 07/31/13†(b)(c)(d)	0
87,500		Franco-Nevada Corp., expire 06/16/17†	585,716

			585,716

		TOTAL WARRANTS	585,716

Principal Amount

		CONVERTIBLE CORPORATE BONDS — 0.4%
		Metals and Mining — 0.4%
$2,800,000		Detour Gold Corp., Cv. 5.500%, 11/30/17	2,838,136
600,000		Kirkland Lake Gold Inc., Cv. 7.500%, 12/31/17(b)(c)(e)	558,153
1,500,000	(f)	Wesdome Gold Inc. 7.000%, 05/24/17(b)(c)(e)	1,328,936

		TOTAL CONVERTIBLE CORPORATE BONDS	4,725,225

		CORPORATE BONDS — 0.2%
		Energy and Energy Services — 0.2%
4,144,074		Comanche Energy Inc., PIK, 15.500%, 06/13/13†(b)(c)(d)	0
2,000,000		OGX Petroleo e Gas Participacoes SA, Ser. 144A, 8.500%, 06/01/18(e)	1,570,000
500,000		Tesoro Corp., 9.750%, 06/01/19	566,250

			2,136,250

		TOTAL CORPORATE BONDS	2,136,250

Principal Amount			Market Value
	U.S. GOVERNMENT OBLIGATIONS — 13.4%
$184,785,000	U.S. Treasury Bills,
	0.050% to 0.150%††,
	04/11/13 to 09/19/13(g)		$184,759,592

	TOTAL INVESTMENTS — 100.0% (Cost $1,676,244,203)		$1,376,756,364

	Aggregate tax cost		$1,716,211,405

	Gross unrealized appreciation		$21,292,097
	Gross unrealized depreciation		(360,747,138)

	Net unrealized appreciation/depreciation		$(339,455,041)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (h) — (3.5)%
	Call Options Written — (3.2)%
1,500	Agnico-Eagle Mines Ltd.	May 13/42.50	$222,000
3,150	Agnico-Eagle Mines Ltd.	Aug. 13/40	1,204,875
1,550	Agnico-Eagle Mines Ltd.	Aug. 13/50	136,400
3,000	Alacer Gold Corp.(i)	Apr. 13/6	73,830
3,000	Alacer Gold Corp.(i)	Apr. 13/8	14,766
1,600	Allied Nevada Gold Corp.	Jun. 13/38	16
400	Anadarko Petroleum Corp.	May 13/85	206,000
2,250	Anadarko Petroleum Corp.	Aug. 13/85	1,707,750
900	Anadarko Petroleum Corp.	Aug. 13/87.50	533,250
293	Anglo American plc(j)	Jun. 13/2000	58,989
100	Anglo American plc(j)	Sep. 13/2000	59,259
10,535	AngloGold Ashanti Ltd., ADR	Jun. 13/28	263,375
700	Antofagasta plc(j)	Jun. 13/1200	57,170
2,583	Apache Corp.	Apr. 13/85	23,247
862	Apache Corp.	Jul. 13/87.50	63,788
1,000	Baker Hughes Inc.	Apr. 13/45	224,000
5,863	Baker Hughes Inc.	Apr. 13/46	826,683
10,150	Barrick Gold Corp.	Jul. 13/30	1,421,000
1,475	Barrick Gold Corp.	Jul. 13/36	33,188
4,650	Barrick Gold Corp.	Jul. 13/37	79,050
54	BG Group plc(j)	Apr. 13/1200	226
786	BG Group plc(j)	Apr. 13/1250	17,914
1,600	BHP Billiton Ltd., ADR	Aug. 13/77.50	123,200
2,000	BP plc, ADR	Apr. 13/40	494,000
950	BP plc, ADR	Apr. 13/43	38,000
2,900	BP plc, ADR	Apr. 13/44	46,400
4,125	Canadian Natural Resources Ltd.	Jun. 13/32	680,625
1,000	Canadian Natural Resources Ltd.	Jun. 13/33	117,500
2,500	Canadian Oil Sands Ltd.(i)	Apr. 13/21	86,135
2,500	Canadian Oil Sands Ltd.(i)	Jul. 13/22	98,440
3,000	Cheniere Energy Inc.	Jun. 13/19	2,715,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (h) (Continued)
	Call Options Written (Continued)
3,000	Chesapeake Energy Corp.	Oct. 13/21	$537,000
400	Cobalt International Energy Inc.	Jul. 13/25	184,000
1,000	Cobalt International Energy Inc.	Jul. 13/30	200,000
600	Cobalt International Energy Inc.	Oct. 13/30	201,000
700	Concho Resources Inc.	Sep. 13/95	668,500
2,500	Detour Gold Corp.(i)	Jul. 13/26	55,372
2,675	Devon Energy Corp.	Apr. 13/57.50	243,425
925	Devon Energy Corp.	Apr. 13/60	26,825
925	Devon Energy Corp.	Jul. 13/62.50	97,125
31,000	Eldorado Gold Corp.(i)	Aug. 13/12	839,199
950	EOG Resources Inc.	Jul. 13/130	627,000
4,100	Franco-Nevada Corp.(i)	Jul. 13/48	797,116
300	Franco-Nevada Corp.(i)	Jul. 13/54	15,504
299	Franco-Nevada Corp.(i)	Jul. 13/56	9,566
3,570	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/36	385,560
1,999	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/37	169,915
1,975	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/38	122,450
3,000	Glencore International plc(j)	Apr. 13/390	45,584
8,110	Gold Fields Ltd., ADR	Apr. 13/12	8,110
20,474	Gold Fields Ltd., ADR	May 13/8.50	327,379
1,000	Gold Resource Corp.	Jun. 13/15	25,000
3,000	Goldcorp Inc.	Apr. 13/34	186,000
1,900	Goldcorp Inc.	Jun. 13/32	522,139
3,000	Goldcorp Inc.	Jul. 13/31	1,074,000
1,000	Goldcorp Inc.	Jul. 13/32	290,000
1,600	Goldcorp Inc.	Jul. 13/33	361,600
1,500	Goldcorp Inc.	Jul. 13/38	101,250
2,000	Halliburton Co.	Apr. 13/40	234,000
1,600	Halliburton Co.	May 13/39	400,000
750	Halliburton Co.	Jul. 13/41	150,000
5,200	Harmony Gold Mining Co. Ltd., ADR	May 13/7.50	24,648
5,000	Harmony Gold Mining Co. Ltd., ADR	May 13/9	37,500
3,016	Harmony Gold Mining Co. Ltd., ADR	May 13/10	30,160
900	Hess Corp.	May 13/67.50	501,750
2,400	Hess Corp.	Aug. 13/62.50	2,664,000
8,691	Kinross Gold Corp.	May 13/8	321,567
12,500	Kinross Gold Corp.	Aug. 13/8	793,750
2,350	Kirkland Lake Gold Inc.(i)	Apr. 13/12	6,940
4,000	Kirkland Lake Gold Inc.(i)	Jul. 13/8	37,407
11,506	Lundin Mining Corp.(i)	Apr. 13/6	45,306

Number of Contracts		Expiration Date/ Exercise Price	Market Value
5,296	Nabors Industries Ltd.	Sep. 13/17	$709,664
1,200	National Oilwell Varco Inc.	May 13/75	148,800
600,000	Newcrest Mining Ltd.(k)	Jun. 13/26	39,043
370,000	Newcrest Mining Ltd.(k)	Jul. 13/24	276,052
1,500	Newfield Exploration Co.	Jun. 13/22	270,000
1,000	Newmont Mining Corp.	Apr. 13/47	5,500
245	Newmont Mining Corp.	May 13/41	49,735
2,000	Newmont Mining Corp.	May 13/43	208,000
1,000	Newmont Mining Corp.	Jun. 13/39	370,000
2,000	Newmont Mining Corp.	Jun. 13/40	590,000
975	Newmont Mining Corp.	Jun. 13/45	81,900
25	Newmont Mining Corp.	Jun. 13/50	550
1,700	Noble Corp.	Jun. 13/35	688,500
700	Noble Corp.	Jun. 13/38	154,000
1,600	Noble Corp.	Jun. 13/41	159,200
850	Noble Energy Inc.	May 13/110	612,000
250	Noble Energy Inc.	May 13/115	96,250
250	Occidental Petroleum Corp.	May 13/85	9,750
1,450	Occidental Petroleum Corp.	Aug. 13/87.50	137,750
10,000	Osisko Mining Corp.(i)	Jul. 13/7	359,305
2,113	Peabody Energy Corp.	Jun. 13/25	86,633
2,500	Petroleo Brasileiro SA, ADR	May 13/19	30,000
1,000	Phillips 66	May 13/60	1,066,000
4,500	QEP Resources Inc.	Jun. 13/30	1,192,500
380	Randgold Resources Ltd., ADR	Jun. 13/90	121,600
1,386	Randgold Resources Ltd., ADR	Jun. 13/105	72,765
1,500	Range Resources Corp.	Jun. 13/67.50	2,130,000
1,500	Rio Tinto plc, ADR	Apr. 13/55	15,000
1,500	Rio Tinto plc, ADR	Jul. 13/57.50	45,000
1,660	Rio Tinto plc, ADR	Jul. 13/60	24,900
168	Royal Dutch Shell plc, Cl. A(j)	Jun. 13/2200	52,968
2,651	Royal Gold Inc.	Apr. 13/85	26,510
1,500	Royal Gold Inc.	Jul. 13/85	135,000
400	Royal Gold Inc.	Jul. 13/87.50	26,000
500	Schlumberger Ltd.	May 13/80	38,000
800	Schlumberger Ltd.	Aug. 13/75	344,000
400	Schlumberger Ltd.	Aug. 13/77.50	116,600
500	Schlumberger Ltd.	Aug. 13/80	109,000
600	Schlumberger Ltd.	Aug. 13/82.50	81,600
1,000	SM Energy Co.	Aug. 13/60	505,000
2,000	Southwestern Energy Co.	Apr. 13/34	675,000
3,000	Spectra Energy Corp.	Jun. 13/27	1,140,000
1,200	Suncor Energy Inc.	Jun. 13/32	52,800
3,695	Suncor Energy Inc.	Jun. 13/35	29,560
1,200	Tahoe Resources Inc.(i)	Apr. 13/21	10,631
5,000	Talisman Energy Inc.	Jul. 13/12	450,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (h) (Continued)
	Call Options Written (Continued)
10,000	Talisman Energy Inc.	Jul. 13/13	$650,000
1,200	Technip SA(l)	Jun. 13/80	475,311
3,500	The Williams Companies Inc.	Aug. 13/35	1,312,500
4,100	Total SA, ADR	May 13/52.50	90,200
1,000	Total SA, ADR	Aug. 13/55	24,000
987	Transocean Ltd.	May 13/57.50	37,506
1,231	Transocean Ltd.	May 13/60	14,772
300	Tullow Oil plc(j)	Jun. 13/1400	38,746
6,405	Turquoise Hill Resources Ltd.	Jun. 13/8	96,075
12,355	Weatherford International Ltd.	May 13/15	111,195
2,000	Western Refining Inc.	Jun. 13/35	555,000
750	Whiting Petroleum Corp.	Jun. 13/50	251,250
989	Whiting Petroleum Corp.	Jun. 13/55	126,097
1,750	Yamana Gold Inc.	Apr. 13/15	92,750
8,750	Yamana Gold Inc.	Jul. 13/15	1,111,250
3,500	Yamana Gold Inc.	Jul. 13/16	299,250
3,500	Yamana Gold Inc.	Oct. 13/15	591,500

	TOTAL CALL OPTIONS WRITTEN (Premiums received $50,714,106)		44,414,191

	Put Options Written — (0.3)%
1,500	Agnico-Eagle Mines Ltd.	Apr. 13/45	607,500
170	Antofagasta plc(j)	Jun. 13/1200	58,765
850	Apache Corp.	Apr. 13/70	10,200
1,000	BP plc, ADR	Jul. 13/41	133,000
1,000	Cameron International Corp.	Aug. 13/60	245,000
3,500	Cheniere Energy Inc.	Jun. 13/16	8,750
3,000	Cobalt International Energy Inc.	Apr. 13/20	30,000
1,000	Devon Energy Corp.	Jul. 13/55	233,000
2,000	Encana Corp.	Apr. 13/20	150,000
3,000	Encana Corp.	Jul. 13/18	195,000
2,000	Franco-Nevada Corp.(i)	Jul. 13/50	1,004,085
1,500	Gold Resource Corp.	Jun. 13/12.50	135,000
2,000	Goldcorp Inc.	Apr. 13/33	110,000
1,500	Halliburton Co.	Jul. 13/36	134,250
900	National Oilwell Varco Inc.	Aug. 13/67.50	297,000
250,000	Newcrest Mining Ltd.(k)	Jun. 13/22	326,920
1,500	Noble Corp.	Jun. 13/35	139,500
750	Occidental Petroleum Corp.	May 13/70	24,000
2,000	Petroleo Brasileiro SA, ADR	Apr. 13/17	144,000
2,000	Sasol Ltd., ADR	Jun. 13/40	70,000
2,000	The Williams Companies Inc.	May 13/30	14,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
1,000	The Williams Companies Inc.	Aug. 13/34	$110,000
1,000	Whiting Petroleum Corp.	Sep. 13/47	262,500

	TOTAL PUT OPTIONS WRITTEN (Premiums received $6,404,736)		4,442,470

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $57,118,842)		$48,856,661

	Aggregate premiums		$(57,118,842)

	Gross unrealized appreciation		$20,648,131
	Gross unrealized depreciation		(12,385,950)

	Net unrealized appreciation/depreciation		$8,262,181

(a)	Securities, or a portion thereof, with a value of $297,207,664 were deposited with the broker as collateral for options written.
(b)	Illiquid security.
(c)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $34,998,504 or 2.54% of total investments.

(d)

At March 31, 2013, the Fund held investments in restricted securities amounting to $2,852,906 or 0.21% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	—
62,500	Franco-Nevada Corp	08/01/12	3,027,870	$45.6465
34,091	Comanche Energy Inc., Cl. A Warrants expire 06/18/13	06/17/08	93,750	—
36,197	Comanche Energy Inc., Cl. B Warrants expire 06/18/13	06/17/08	93,750	—
82,965	Comanche Energy Inc., Cl. C Warrants expire 06/18/13	06/17/08	187,501	—
66,667	Duluth Metals Ltd., Warrants expire 07/31/13	08/19/11	—	—
$4,144,074	Comanche Energy Inc., PIK, 15.500%, 06/13/13	06/17/08	4,078,465	—

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $5,071,993 or 0.37% of total investments.

(f)	Principal amount denoted in Canadian Dollars.
(g)	At March 31, 2013, $175,465,000 of the principal amount was pledged as collateral for options written.
(h)	At March 31, 2013, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC, Morgan Stanley, and Goldman Sachs.
(i)	Exercise price denoted in Canadian dollars.
(j)	Exercise price denoted in British pence.
(k)	Exercise price denoted in Australian dollars.
(l)	Exercise price denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
PIK	Payment-in-kind

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	70.9%	$976,350,000
Europe	17.3	237,940,287
South Africa	4.3	59,674,074
Asia/Pacific	4.0	55,184,605
Latin America	3.5	47,607,398

Total Investments	100.0%	$1,376,756,364

Short Positions
North America	(3.2)%	$(43,388,767)
Europe	(0.2)	(3,409,870)
Latin America	(0.1)	(883,664)
Asia/Pacific	(0.0)	(765,215)
South Africa	(0.0)	(409,145)

Total Investments	(3.5)%	$(48,856,661)

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$581,331,421	—	$ 0	$ 581,331,421
Metals and Mining	570,106,745	$ 33,111,225	—	603,217,970
Total Common Stocks	1,151,438,166	33,111,225	0	1,184,549,391
Rights(a)	—	—	190	190
Warrants:
Energy and Energy Services	—	—	0	0
Metals and Mining	585,716	—	0	585,716
Total Warrants	585,716	—	0	585,716
Convertible Corporate Bonds(a)	2,838,136	1,887,089	—	4,725,225
Corporate Bonds(a)	—	2,136,250	0	2,136,250
U.S. Government Obligations	—	184,759,592	—	184,759,592
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,154,862,018	$221,894,156	$190	$1,376,756,364
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(12,303,806)	$(32,110,385)	—	$ (44,414,191)
Put Options Written	(2,895,600)	(1,546,870)	—	(4,442,470)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(15,199,406)	$(33,657,255)	—	$ (48,856,661)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2013, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2013 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST by Gabelli

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and a portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law, and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, and serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST BY GABELLI

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita	Bruce N. Alpert
President,	President &
Anthony J. Colavita, P.C.	Acting Chief Compliance Officer

James P. Conn	Agnes Mullady
Former Managing Director &	Treasurer & Secretary
Chief Investment Officer,
Financial Security Assurance	Carter W. Austin
Holdings Ltd.	Vice President

Mario d’Urso	Molly A.F. Marion
Former Italian Senator	Vice President & Ombudsman

Vincent D. Enright	Laurissa M. Martire
Former Senior Vice President &	Vice President & Ombudsman
Chief Financial Officer, KeySpan Corp.	David I. Schachter
Vice President

Frank J. Fahrenkopf, Jr.	INVESTMENT ADVISER
President &
Chief Executive Officer,	Gabelli Funds, LLC
American Gaming Association	One Corporate Center
Michael J. Melarkey	Rye, New York 10580-1422

Partner,	CUSTODIAN
Avansino, Melarkey, Knobel,
Mulligan & McKenzie	The Bank of New York Mellon

COUNSEL
Salvatore M. Salibello, CPA
Partner,	Skadden, Arps, Slate, Meagher &
BDO Seidman, LLP	Flom LLP

Anthonie C. van Ekris	TRANSFER AGENT AND
Chairman,	REGISTRAR
BALMAC International, Inc.
American Stock Transfer and
Salvatore J. Zizza	Trust Company
Chairman,
Zizza & Associates Corp.

GGN Q1/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/28/2013

* Print the name and title of each signing officer under his or her signature.